Warrants and Derivative Liabilities (Detail Textuals)	1 Months Ended			3 Months Ended		12 Months Ended
	Feb. 28, 2018 USD ($) Investor $ / shares shares	Feb. 16, 2018 USD ($) $ / shares shares	Jan. 19, 2018 USD ($) $ / shares shares	Mar. 31, 2019 USD ($) shares	Mar. 31, 2018 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Jan. 31, 2017 shares
Class of Warrant or Right [Line Items]
Issuance costs related to warrant liability					$ (137,191)	$ (137,192)
Fair Value Adjustment of Warrants				$ 12,820,618	$ (977,493)	6,503,174	$ (767,198)
Warrants Issued In Connection With Convertible Multi Draw Credit Agreement Related Party Value				716,110		315,080
Warrants
Class of Warrant or Right [Line Items]
Value of common stock called by warrants	$ 30,000
Total number of warrants issued | shares	125,000
Number of investors | Investor	1
Warrants Issued In Connection With Convertible Multi Draw Credit Agreement Related Party Value				$ 716,110		$ 315,080
Warrants | Emerald Health Sciences Inc
Class of Warrant or Right [Line Items]
Number of warrants issued | shares	3,400,000		40,800,000	5,000,000
Value of common stock called by warrants	$ 3,400,000		$ 40,800,000
Total number of warrants issued | shares	44,200,000		44,200,000
Warrant exercise price | $ / shares	$ 0.10		$ 0.10
Term of warrant	5 years	5 years	5 years
Fair Value Adjustment of Warrants				$ 1,830,573
Warrants Issued In Connection With Convertible Multi Draw Credit Agreement Related Party Value				$ 716,110
Series D Preferred Stock | Warrants
Class of Warrant or Right [Line Items]
Value of common stock called by warrants							$ 115,200
Total number of warrants issued | shares								480,000
Securities purchase agreement | Emerald Health Sciences Inc
Class of Warrant or Right [Line Items]
Total number of warrants issued | shares		20,400,000	20,400,000
Warrant exercise price | $ / shares		$ 0.10	$ 0.10
Securities purchase agreement | Accredited Investor | Emerald Health Sciences Inc
Class of Warrant or Right [Line Items]
Total number of warrants issued | shares		3,400,000
Warrant exercise price | $ / shares		$ 0.10
Emerald Warrant Liabilities
Class of Warrant or Right [Line Items]
Value of common stock called by warrants		$ 5,700,000	$ 4,700,000